Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Short-term and long-term borrowings	Short-term and long-term borrowings
The following table represents borrowings from DoubleU Games as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
4.6% Senior Notes due to related party due May 27, 2026 (1)	$34,014	$38,778	$39,454
(1) They extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of December 31, 2023, was $38.8 million. In May 2024, a voluntary interest payment of $9.6 million was made, and the maturity of each note from a related party, originally due on May 27, 2024, was extended by two years to May 27, 2026, including the remaining outstanding principal amount under the 4.60% Senior Notes.